SHARE-BASED COMPENSATION - Additional Information (Detail)									1 Months Ended				12 Months Ended				26 Months Ended
	Apr. 01, 2019 $ / shares shares	Dec. 01, 2018 $ / shares shares	Apr. 01, 2018 $ / shares shares	Nov. 12, 2017 $ / shares shares	Mar. 16, 2017 $ / shares shares	Oct. 18, 2016 shares	Oct. 17, 2016 shares	Apr. 21, 2016 shares	Jul. 31, 2019 CNY (¥)	Jul. 31, 2017 $ / shares shares	Jul. 31, 2017 ¥ / shares shares	Aug. 31, 2014 shares	Sep. 30, 2021 CNY (¥) shares	Sep. 30, 2021 $ / shares shares	Sep. 30, 2020 CNY (¥) shares	Sep. 30, 2019 CNY (¥)	Oct. 18, 2016 $ / shares	Oct. 18, 2016 ¥ / shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share based compensation stock options outstanding number													34,200,000	34,200,000	41,750,000
Number of Options - Vested or expected to vest													34,200,000	34,200,000
Compensation expenses for shares granted | ¥													¥ 15,806,000		¥ 16,045,000	¥ 8,173,000
IPO [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Compensation expenses for shares granted | ¥													¥ 0
Stock Option A
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share options vested													0
Exercise of share-based compensation, shares													0
Share based compensation stock options outstanding number													10,250,000	10,250,000	10,600,000
Number of Options - Vested or expected to vest													10,250,000	10,250,000	10,600,000
Share based compensation stock options outstanding weighted average intrinsic value | ¥													0
Stock Option A | Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Percentage of total converted ordinary shares each year after the exercise date subject to restriction from transferring													25.00%
Stock Option A | Management, Employees and Non employees
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share options granted						26,860,000	26,860,000	26,860,000				26,860,000
Share options granted, exercise price per share | (per share)																	$ 0.31	¥ 2.00
Share options granted, vesting percentage on the first and second anniversary after the IPO date													50.00%
Stock Option B
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share based compensation stock options outstanding number													23,950,000	23,950,000	31,150,000
Share based compensation stock options outstanding weighted average intrinsic value | ¥													0
Compensation expenses for shares granted | ¥													¥ 0
Stock Option B | Management And Employees
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share options granted										43,140,000	43,140,000
Share options granted, exercise price per share | (per share)										$ 0.31	¥ 2.00
Share-based Payment Arrangement, Option
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Compensation expenses for shares granted | ¥													1,236,000		¥ 16,045,000	0
Restricted Share Units
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Compensation expenses for shares granted | ¥													¥ 14,570,000		¥ 0	¥ 8,173,000
Restricted Share Units | 2017 RSU
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Repurchase of ordinary shares | ¥									¥ 5,190,000
Restricted Share Units | Consulting Company | 2021 RSU
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Restricted share units, issued													25,000,000
Restricted share units, measurement date fair value | $ / shares														$ 90,000.00
Restricted Share Units | Consulting Company | 2017 RSU
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Restricted share units, issued	2,600,000	2,800,000	2,800,000	2,600,000	2,600,000								15,990,000
Restricted share units, measurement date fair value | $ / shares	$ 250,000	$ 200,000	$ 100,000	$ 60,000.00	$ 50,000.00
Restricted share units, vested													5,200,000
Restricted share units, right to repurchase the remaining shares													10,790,000	10,790,000
Yijia Inc
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares reserved													86,000,000	86,000,000